Rule 497(d)

                                 FT 415

                   Bandwidth Select Portfolio, Series 3
                e-Infrastructure Select Portfolio, Series 2
              Genomics and Proteomics Select Portfolio Series
                Global Technology Select Portfolio Series
            Software Innovations 2000 Select Portfolio, Series 2
               World Wide Wireless Select Portfolio, Series 2
                      Bandwidth Portfolio, Series 3
                  e-Infrastructure Portfolio, Series 2
                Genomics and Proteomics Portfolio Series
                   Global Technology Portfolio Series
               Software Innovations 2000 Portfolio, Series 3
                 World Wide Wireless Portfolio, Series 2

             Supplement to the Prospectus dated March 3, 2000

Notwithstanding anything to the contrary in the Prospectus, Unit holders who acquire Units of Genomics and Proteomics Select Portfolio Series, Software Innovations 2000 Select Portfolio, Series 2, Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2 which, as a result of a reduction in the aggregate underlying value of the Securities, are not subject to an initial sales charge will be subject to the maximum remaining deferred sales charge (initially $.225 per Unit for Genomics and Proteomics Select Portfolio Series and Software Innovations 2000 Select Portfolio, Series 2 or $.35 per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2). In such case the maximum sales charge may exceed 3.25% of the Public Offering Price for Genomics and Proteomics Select Portfolio Series and Software Innovations 2000 Select Portfolio, Series 2, or 4.5% of the Public Offering Price per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2 but in no event will the maximum sales charge exceed 3.75% of the Public Offering Price per Unit for Genomics and Proteomics Select Portfolio Series or Software Innovations
2000 Select Portfolio, Series 2, or 5.50% of the Public Offering Price per Unit for Bandwidth Portfolio, Series 3, e-Infrastructure Portfolio, Series 2, Genomics and Proteomics Portfolio Series, Software Innovations 2000 Portfolio, Series 3 or World Wide Wireless Portfolio, Series 2.

April 13, 2000